UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2017

Semi-Annual Repor t

QS

Variable Asset Allocation Series

QS Variable Growth

QS Variable Moderate Growth

QS Variable Conservative Growth

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Variable Asset Allocation Series

QS Variable Asset Allocation Series (“Variable Asset Allocation Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds and exchange-traded funds (ETFs), and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Variable Asset Allocation Series for the six-month reporting period ended June 30, 2017. Please read on for performance information for each Portfolio and a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

II	QS Variable Asset Allocation Series

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

Turning to the global economy, in its July 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “The pickup in global growth anticipated in the April World Economic Outlook remains on track, with global output projected to grow by 3.5 percent in 2017 and 3.6 percent in 2018. The unchanged global growth projections mask somewhat different contributions at the country level. U.S. growth projections are lower than in April, primarily reflecting the assumption that fiscal policy will be less expansionary going forward than previously anticipated. Growth has been revised up for Japan and especially the euro area, where positive surprises to activity in late 2016 and early 2017 point to solid momentum. China’s growth projections have also been revised up, reflecting a strong first quarter of 2017 and expectations of continued fiscal support.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.9%, versus 1.8% in 2016. Japan’s economy is expected to expand 1.3% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.6% in 2017, versus 4.3% in 2016.

QS Variable Asset Allocation Series	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in March 2015, before the beginning of the reporting period, the European Central Bank (“ECB”)v announced that it would start a €60 billion-per-month bond buying program that was expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Since that time, the ECB has remained on hold in terms of monetary policy. In other developed countries, in August 2016 the Bank of Englandvi lowered interest rates from 0.50% to 0.25%, a new record low, and rates remained constant during the reporting period. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were periods of volatility, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. The market rallied over the first two months of the period and reached several new all-time highs. This was driven by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under President Donald Trump’s administration. After largely treading water in March 2017, the market again rallied from April through June 2017, as first quarter 2017 corporate profits were generally better than expected. All told, for the six months ended June 30, 2017, the S&P 500 Indexix gained 9.34%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexx, generated the strongest returns, as they gained 9.27% over the reporting period. In contrast, small-cap stocks, as measured by the Russell 2000 Indexxi, generated the weakest results, returning 4.99%, whereas mid-cap stocks, as measured by the Russell Midcap Indexxii, returned 7.99%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiii and Russell 3000 Valuexiv Indices, returned 13.69% and 4.32%, respectively, during the six months ended June 30, 2017.

Q. How did the international stock market perform during the reporting period?

A. As was the case in the U.S., international equities rallied sharply during the reporting period. Developed market equities, as measured by the MSCI EAFE Indexxv, rose during five of the six months of the reporting period. All told, the MSCI EAFE Index returned 13.81% for the six months ended June 30, 2017. These strong results were driven by solid investor demand, continued monetary policy accommodation and less concern over U.S. protectionism trade policies. Emerging market equities performed even better, with the MSCI Emerging Markets Indexxvi generating a 18.43% return over the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended June 30, 2017. In contrast, long-term Treasury yields edged lower over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.20% and ended the period at 1.38%. Their low for the period of 1.12% occurred on February 24, 2017, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 2.45% and ended the period at 2.31%. Their low of 2.14% occurred on both June 6 and June 26, 2017, and their peak of 2.62% occurred on March 13, 2017.

IV	QS Variable Asset Allocation Series

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexxvii, returned 2.27% during the six months ended June 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxviii,

gained 4.92% for the six months ended June 30, 2017. The high-yield market began the reporting period on a positive note, as it rallied sharply over the first two months of the period. This was driven by robust demand from investors looking to generate incremental yield in the low interest rate environment. After moving slightly lower in March 2017 given falling oil prices and overall weak demand, the high-yield market again rallied from April through June 2017.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Globalxix returned 6.20% during the six months ended June 30, 2017. The asset class posted positive results during the first five months of the reporting period. This was triggered by overall strong investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. The asset class then modestly declined in June 2017.

QS Variable Asset Allocation Series	V

Investment commentary (cont’d)

QS Variable Growth1

QS Variable Growth seeks capital appreciation. The Portfolio is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2017, Class I shares of QS Variable Growth1 returned 8.26%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Indexxx, and the Variable Growth Composite Benchmarkxxi returned 2.27%, 8.93% and 8.39%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average2 returned 9.71% for the same period.

Performance Snapshot as of June 30, 2017 (unaudited)
6 months
QS Variable Growth[1]:
Class I*	8.26%
Bloomberg Barclays U.S. Aggregate Index	2.27%
Russell 3000 Index	8.93%
Variable Growth Composite Benchmark	8.39%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average[2]	9.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by an unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

*Effective May 1, 2017, Class II shares were added to the Portfolio and the existing single class shares were renamed Class I shares. Class II shares did not commence operations during the reporting period.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratio for Class I shares was 0.90%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 60 funds in the Portfolio’s Lipper category.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VI	QS Variable Asset Allocation Series

QS Variable Moderate Growth1

QS Variable Moderate Growth seeks long-term growth of capital. The Portfolio is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2017, Class I shares of QS Variable Moderate Growth1 returned 7.58%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Variable Moderate Growth Composite Benchmarkxxii returned 2.27%, 8.93% and 7.31%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average2 returned 7.70% over the same time frame.

Performance Snapshot as of June 30, 2017 (unaudited)
6 months
QS Variable Moderate Growth[1]:
Class I*	7.58%
Bloomberg Barclays U.S. Aggregate Index	2.27%
Russell 3000 Index	8.93%
Variable Moderate Growth Composite Benchmark	7.31%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[2]	7.70%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by an unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

*Effective May 1, 2017, Class II shares were added to the Portfolio and the existing single class shares were renamed Class I shares. Class II shares did not commence operations during the reporting period.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratio for Class I shares was 0.98%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 227 funds in the Portfolio’s Lipper category.

†	Includes expenses of the underlying funds in which the Portfolio invests.

QS Variable Asset Allocation Series	VII

Investment commentary (cont’d)

QS Variable Conservative Growth1

QS Variable Conservative Growth seeks balance of growth of capital and income. The Portfolio is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2017, Class I shares of QS Variable Conservative Growth1 returned 6.55%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Variable Conservative Growth Composite Benchmarkxxiii returned 2.27%, 9.27% and 5.86%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average2 returned 6.59% over the same time frame.

Performance Snapshot as of June 30, 2017 (unaudited)
6 months
QS Variable Conservative Growth[1]:
Class I*	6.55%
Bloomberg Barclays U.S. Aggregate Index	2.27%
Russell 1000 Index	9.27%
Variable Conservative Growth Composite Benchmark	5.86%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average[2]	6.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by an unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

*Effective May 1, 2017, Class II shares were added to the Portfolio and the existing single class shares were renamed Class I shares. Performance of Class II shares is not shown because the inception date for this share class was June 23, 2017.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratio for Class I shares was 0.82%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 257 funds in the Portfolio’s Lipper category.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VIII	QS Variable Asset Allocation Series

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

RISKS: Equity securities are subject to price and market fluctuations. Fixed-income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and political, social and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds (commonly known as “junk” bonds) involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. The Portfolios pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Portfolio indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including advisory fees. These expenses are in addition to the expenses that each Portfolio bears directly in connection with its own operation. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Please see the Portfolios’ prospectuses for a more complete discussion of these and other risks and the Portfolios’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Variable Asset Allocation Series	IX

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[x]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

xi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

xii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xiii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xiv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xvii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xviii

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xix

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xx	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xxi

The Variable Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxii

The Variable Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxiii

The Variable Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

X	QS Variable Asset Allocation Series

Portfolios at a glance (unaudited)

QS Variable Growth Breakdown† as of — June 30, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
24.3 Legg Mason Global Asset Management Trust — Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Consumer Staples
19.2 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
15.4 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Health Care Industrials
10.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
9.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
7.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
5.4 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Asset-Backed Securities Energy
4.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
3.6 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities

†	Subject to change at any time.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	1

Portfolios at a glance (unaudited) (cont’d)

QS Variable Moderate Growth Breakdown† as of — June 30, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
19.3 Legg Mason Global Asset Management Trust — Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Consumer Staples
15.5 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Asset-Backed Securities Energy
15.2 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
12.0 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Health Care Industrials
11.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
10.3 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
8.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
4.5 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
3.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

2	QS Variable Asset Allocation Series 2017 Semi-Annual Report

QS Variable Conservative Growth Breakdown† as of — June 30, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
27.7 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Asset-Backed Securities Energy
18.4 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
14.2 Legg Mason Global Asset Management Trust — Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Consumer Staples
10.6 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
10.3 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
9.7 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Health Care Industrials
6.7 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
2.4 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	3

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Variable Growth	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Variable Growth	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I†	8.26%	$1,000.00	$1,082.60	0.11%	$0.57	Class I†	5.00%	$1,000.00	$1,024.25	0.11%	$0.55

†	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	QS Variable Asset Allocation Series 2017 Semi-Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Variable Moderate Growth	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Variable Moderate Growth	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I†	7.58%	$1,000.00	$1,075.80	0.20%	$1.03	Class I†	5.00%	$1,000.00	$1,023.80	0.20%	$1.00

†	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	5

Portfolios expenses (unaudited) (Cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
QS Variable Conservative Growth	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period		QS Variable Conservative Growth	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I†	6.55%	$1,000.00	$1,065.50	0.13%	$0.67	[4]	Class I†	5.00%	$1,000.00	$1,024.15	0.13%	$0.65
Class II5	-0.13	1,000.00	998.70	0.44	0.06	[6]	Class II	5.00	1,000.00	1,022.61	0.44	2.21

†	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[1]	For the six months ended June 30, 2017, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]	For the period June 23, 2017 (inception date) to June 30, 2017.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (5), then divided by 365.

6	QS Variable Asset Allocation Series 2017 Semi-Annual Report

Schedules of investments (unaudited)

June 30, 2017

QS Variable Growth

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Legg Mason Global Asset Management Trust:
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares		2,474,801	$27,470,296
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		416,618	8,394,859
QS International Equity Fund, Class IS Shares		1,343,555	21,711,841
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,278,187	17,460,029
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		462,217	10,459,980
ClearBridge Large Cap Growth Fund, Class IS Shares		292,719	12,197,605
ClearBridge Small Cap Growth Fund, Class IS Shares		159,445	5,189,947
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		324,756	4,085,431
Western Asset Intermediate Bond Fund, Class IS Shares		555,822	6,080,697
Total Investments in Underlying Funds before Short-Term Investments (Cost — $96,934,540)			113,050,685

	Rate
Short-Term Investments — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $496,344)	0.935%	496,344	496,344
Total Investments — 100.0% (Cost — $97,430,884#)			113,547,029
Liabilities in Excess of Other Assets — (0.0)%			(45,370)
Total Net Assets — 100.0%			$113,501,659

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	7

Schedules of investments (unaudited) (cont’d)

June 30, 2017

QS Variable Moderate Growth

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Legg Mason Global Asset Management Trust:
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares		656,672	$7,289,054
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		84,482	1,702,304
QS International Equity Fund, Class IS Shares		356,947	5,768,258
QS U.S. Small Capitalization Equity Fund, Class IS Shares		332,649	4,543,981
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		188,597	4,267,960
ClearBridge Large Cap Growth Fund, Class IS Shares		79,524	3,313,748
ClearBridge Small Cap Growth Fund, Class IS Shares		36,452	1,186,520
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		309,237	3,890,198
Western Asset Intermediate Bond Fund, Class IS Shares		534,750	5,850,166
Total Investments in Underlying Funds before Short-Term Investments (Cost — $33,237,942)			37,812,189

	Rate
Short-Term Investments — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $175,047)	0.935%	175,047	175,047
Total Investments — 100.1% (Cost — $33,412,989#)			37,987,236
Liabilities in Excess of Other Assets — (0.1)%			(30,040)
Total Net Assets — 100.0%			$37,957,196

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	QS Variable Asset Allocation Series 2017 Semi-Annual Report

QS Variable Conservative Growth

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Dynamic Large Cap Value Fund, Class IS Shares		1,202,524	$13,348,011
QS International Equity Fund, Class IS Shares		600,452	9,703,304
QS U.S. Small Capitalization Equity Fund, Class IS Shares		668,057	9,125,663
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		438,286	9,918,417
ClearBridge Large Cap Growth Fund, Class IS Shares		150,994	6,291,928
ClearBridge Small Cap Growth Fund, Class IS Shares		68,709	2,236,464
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,374,420	17,290,200
Western Asset Intermediate Bond Fund, Class IS Shares		2,371,950	25,949,131
Total Investments in Underlying Funds before Short-Term Investments (Cost — $86,010,789)			93,863,118

	Rate
Short-Term Investments — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $285,617)	0.935%	285,617	285,617
Total Investments — 100.1% (Cost — $86,296,406#)			94,148,735
Liabilities in Excess of Other Assets — (0.1)%			(116,818)
Total Net Assets — 100.0%			$94,031,917

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	9

Statements of assets and liabilities (unaudited)

June 30, 2017

	QS Variable Growth	QS Variable Moderate Growth	QS Variable Conservative Growth

Assets:
Investments in affiliated Underlying Funds, at cost	$96,934,540	$33,237,942	$86,010,789
Short-term investments, at cost	496,344	175,047	285,617
Investments in affiliated Underlying Funds, at value	$113,050,685	$37,812,189	$93,863,118
Short-term investments, at value	496,344	175,047	285,617
Interest receivable	189	56	212
Receivable for Portfolio shares sold	—	—	8,497
Receivable from investment manager	—	2,048	—
Prepaid expenses	390	193	340
Total Assets	113,547,608	37,989,533	94,157,784

Liabilities:
Payable for Portfolio shares repurchased	13,153	1,615	91,438
Trustees’ fees payable	1,089	382	946
Service and/or distribution fees payable	—	—	2
Accrued expenses	31,707	30,340	33,481
Total Liabilities	45,949	32,337	125,867
Total Net Assets	$113,501,659	$37,957,196	$94,031,917

Net Assets:
Par value (Note 7)	$74	$25	$60
Paid-in capital in excess of par value	86,398,192	29,578,207	78,116,947
Undistributed net investment income	6,774	49,504	447,671
Accumulated net realized gain on affiliated Underlying Funds, investments and capital gain distributions from affiliated Underlying Funds	10,980,474	3,755,213	7,614,910
Net unrealized appreciation on affiliated Underlying Funds	16,116,145	4,574,247	7,852,329
Total Net Assets	$113,501,659	$37,957,196	$94,031,917

Net Assets:
Class I	$113,501,659	$37,957,196	$93,971,118
Class II	—	—	$60,799

Shares Outstanding:
Class I	7,393,372	2,472,368	5,987,604
Class II	—	—	3,873

Net Asset Value:
Class I	$15.35	$15.35	$15.69
Class II	—	—	$15.70

See Notes to Financial Statements.

10	QS Variable Asset Allocation Series 2017 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended June 30, 2017

	QS Variable Growth	QS Variable Moderate Growth	QS Variable Conservative Growth

Investment Income:
Income distributions from affiliated Underlying Funds	$113,964	$129,990	$590,661
Interest	1,305	468	1,260
Total Investment Income	115,269	130,458	591,921

Expenses:
Legal fees	15,012	16,109	15,721
Audit and tax fees	14,770	14,619	14,741
Shareholder reports	12,202	6,895	14,056
Fund accounting fees	11,992	11,493	11,615
Trustees’ fees	3,652	1,261	3,068
Insurance	1,137	563	992
Transfer agent fees (Note 5)	363	4	251
Interest expense	30	17	139
Custody fees	5	7	6
Service and/or distribution fees (Notes 2 and 5)	—	—	2
Miscellaneous expenses	648	558	606
Total Expenses	59,811	51,526	61,197
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(13,098)	—
Net Expenses	—	38,428	—
Net Investment Income	55,458	92,030	530,724

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds, Investments and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	16,747,413	6,050,264	12,948,791
Investment transactions (Note 3)	(18,083)	(5,118)	(7,983)
Capital gain distributions from affiliated Underlying Funds	88,921	23,496	46,476
Net Realized Gain	16,818,251	6,068,642	12,987,284
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	(7,904,689)	(3,332,721)	(7,533,214)
Net Gain on Affiliated Underlying Funds, Investments and Capital Gain Distributions From Affiliated Underlying Funds	8,913,562	2,735,921	5,454,070
Increase in Net Assets From Operations	$8,969,020	$2,827,951	$5,984,794

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	11

Statements of changes in net assets

QS Variable Growth

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$55,458	$1,557,546
Net realized gain	16,818,251	2,899,894
Change in net unrealized appreciation (depreciation)	(7,904,689)	4,404,892
Increase in Net Assets From Operations	8,969,020	8,862,332

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(145,007)	(1,560,009)
Net realized gains	(2,769,678)	(4,085,130)
Decrease in Net Assets From Distributions to Shareholders	(2,914,685)	(5,645,139)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	79,807	1,359,171
Reinvestment of distributions	2,914,685	5,645,139
Cost of shares repurchased	(6,350,557)	(10,790,254)
Decrease in Net Assets From Portfolio Share Transactions	(3,356,065)	(3,785,944)
Increase (Decrease) in Net Assets	2,698,270	(568,751)

Net Assets:
Beginning of period	110,803,389	111,372,140
End of period*	$113,501,659	$110,803,389
* Includes undistributed net investment income of:	$6,774	$96,323

See Notes to Financial Statements.

12	QS Variable Asset Allocation Series 2017 Semi-Annual Report

QS Variable Moderate Growth

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$92,030	$645,873
Net realized gain	6,068,642	1,075,529
Change in net unrealized appreciation (depreciation)	(3,332,721)	1,148,139
Increase in Net Assets From Operations	2,827,951	2,869,541

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(20,002)	(770,004)
Net realized gains	(783,813)	(502,796)
Decrease in Net Assets From Distributions to Shareholders	(803,815)	(1,272,800)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	30,487	199,358
Reinvestment of distributions	803,815	1,272,800
Cost of shares repurchased	(3,078,825)	(4,511,219)
Decrease in Net Assets From Portfolio Share Transactions	(2,244,523)	(3,039,061)
Decrease in Net Assets	(220,387)	(1,442,320)

Net Assets:
Beginning of period	38,177,583	39,619,903
End of period*	$37,957,196	$38,177,583
* Includes undistributed (overdistributed) net investment income, respectively, of:	$49,504	$(22,524)

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	13

Statements of changes in net assets (cont’d)

QS Variable Conservative Growth

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$530,724	$2,058,312
Net realized gain	12,987,284	2,097,822
Change in net unrealized appreciation (depreciation)	(7,533,214)	2,584,146
Increase in Net Assets From Operations	5,984,794	6,740,280

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(220,003)	(2,215,010)
Decrease in Net Assets From Distributions to Shareholders	(220,003)	(2,215,010)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	286,485	1,752,265
Reinvestment of distributions	220,003	2,215,010
Cost of shares repurchased	(6,002,118)	(12,753,526)
Decrease in Net Assets From Portfolio Share Transactions	(5,495,630)	(8,786,251)
Increase (Decrease) in Net Assets	269,161	(4,260,981)

Net Assets:
Beginning of period	93,762,756	98,023,737
End of period*	$94,031,917	$93,762,756
* Includes undistributed net investment income of:	$447,671	$136,950

See Notes to Financial Statements.

14	QS Variable Asset Allocation Series 2017 Semi-Annual Report

Financial highlights

QS Variable Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares†,[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.55	$14.12	$16.45	$16.51	$13.26	$11.65

Income (loss) from operations:
Net investment income	0.01	0.20	0.19	0.19	0.15	0.23 [3]
Net realized and unrealized gain (loss)	1.19	0.98	(0.52)	0.59	3.35	1.61
Total income (loss) from operations	1.20	1.18	(0.33)	0.78	3.50	1.84

Less distributions from:
Net investment income	(0.02)	(0.21)	(0.21)	(0.30)	(0.25)	(0.23)
Net realized gains	(0.38)	(0.54)	(1.79)	(0.54)	—	—
Total distributions	(0.40)	(0.75)	(2.00)	(0.84)	(0.25)	(0.23)

Net asset value, end of period	$15.35	$14.55	$14.12	$16.45	$16.51	$13.26
Total return[4]	8.26%	8.50%	(2.23)%	4.69%	26.50%	15.89%

Net assets, end of period (000s)	$113,502	$110,803	$111,372	$124,452	$129,601	$111,929

Ratios to average net assets:
Gross expenses[5]	0.11%[6]	0.11%	0.12%	0.08%	0.11%	0.11%
Net expenses[5,7]	0.11 [6]	0.11	0.12	0.08	0.11	0.11
Net investment income	0.10 [6]	1.14	1.17	1.12	0.98	1.85 [3]

Portfolio turnover rate	65%[8]	20%	54%[8]	19%	9%	14%

†	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	15

Financial highlights (cont’d)

QS Variable Moderate Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares†,[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.57	$13.95	$14.46	$14.05	$11.71	$10.47

Income (loss) from operations:
Net investment income	0.04	0.24	0.21	0.21	0.15	0.21	[3]
Net realized and unrealized gain (loss)	1.07	0.87	(0.46)	0.48	2.40	1.31
Total income (loss) from operations	1.11	1.11	(0.25)	0.69	2.55	1.52

Less distributions from:
Net investment income	(0.01)	(0.30)	(0.26)	(0.28)	(0.21)	(0.28)
Net realized gains	(0.32)	(0.19)	—	—	—	—
Total distributions	(0.33)	(0.49)	(0.26)	(0.28)	(0.21)	(0.28)

Net asset value, end of period	$15.35	$14.57	$13.95	$14.46	$14.05	$11.71
Total return[4]	7.58%	7.99%	(1.79)%	4.91%	21.82%	14.60%

Net assets, end of period (000s)	$37,957	$38,178	$39,620	$47,643	$52,761	$52,113

Ratios to average net assets:
Gross expenses[5]	0.27%[6]	0.23%	0.27%	0.16%	0.18%	0.17%
Net expenses[5,7]	0.20 [6,8]	0.20 [8]	0.20 [8]	0.16	0.18	0.17	[8]
Net investment income	0.48 [6]	1.70	1.43	1.44	1.17	1.90	[3]

Portfolio turnover rate	69%[9]	21%	57%[9]	17%	9%	11%

†	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

16	QS Variable Asset Allocation Series 2017 Semi-Annual Report

QS Variable Conservative Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares†,[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.76	$14.07	$14.54	$14.22	$12.58	$11.43

Income (loss) from operations:
Net investment income	0.09	0.31	0.29	0.31	0.24	0.29 [3]
Net realized and unrealized gain (loss)	0.88	0.73	(0.46)	0.39	1.69	1.20
Total income (loss) from operations	0.97	1.04	(0.17)	0.70	1.93	1.49

Less distributions from:
Net investment income	(0.04)	(0.35)	(0.30)	(0.38)	(0.29)	(0.34)
Total distributions	(0.04)	(0.35)	(0.30)	(0.38)	(0.29)	(0.34)

Net asset value, end of period	$15.69	$14.76	$14.07	$14.54	$14.22	$12.58
Total return[4]	6.55%	7.43%	(1.19)%	4.91%	15.33%	13.10%

Net assets, end of period (000s)	$93,971	$93,763	$98,024	$114,198	$125,637	$116,560

Ratios to average net assets:
Gross expenses[5]	0.13%[6]	0.13%	0.14%	0.10%	0.10%	0.10%
Net expenses[5,7]	0.13 [6]	0.13	0.14	0.10	0.10	0.10
Net investment income	1.13 [6]	2.18	1.98	2.09	1.77	2.39 [3]

Portfolio turnover rate	74%[8]	18%	58%[8]	17%	13%	14%

†	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	17

Financial highlights (cont’d)

QS Variable Conservative Growth

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2017[2]

Net asset value, beginning of period	$15.72

Loss from operations:
Net investment income	0.00 [3]
Net realized and unrealized loss	(0.02)
Total loss from operations	(0.02)

Net asset value, end of period	$15.70
Total return[4]	(0.13)%

Net assets, end of period (000s)	$61

Ratios to average net assets:
Gross expenses[5,6]	0.44%
Net expenses[5,6,7]	0.44
Net investment income[6]	1.53

Portfolio turnover rate	74%[8,9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 23, 2017 (inception date) to June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	For the six months ended June 30, 2017.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

18	QS Variable Asset Allocation Series 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds which are affiliated with Legg Mason, Inc. (“Legg Mason”). Effective June 1, 2017, the Portfolios may invest in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$113,050,685	—	—	$113,050,685
Short-term investments†	496,344	—	—	496,344
Total investments	$113,547,029	—	—	$113,547,029

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$37,812,189	—	—	$37,812,189
Short-term investments†	175,047	—	—	175,047
Total investments	$37,987,236	—	—	$37,987,236

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$93,863,118	—	—	$93,863,118
Short-term investments†	285,617	—	—	285,617
Total investments	$94,148,735	—	—	$94,148,735

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. Your cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income

20	QS Variable Asset Allocation Series 2017 Semi-Annual Report

is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and QS Investors, LLC (“QS Investors”) is each Portfolio’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason. Under the investment management agreements, the Portfolios do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Portfolios and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares of Variable Growth, Variable Moderate Growth and Variable Conservative Growth and Class II shares of Variable Conservative Growth did not exceed 0.20% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended June 30, 2017, fees waived and/or reimbursed were as follows:

Variable Growth	—
Variable Moderate Growth	$13,098
Variable Conservative Growth	—

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 0.75% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolios’ sole and exclusive distributor.

QS Variable Asset Allocation Series 2017 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Variable Growth*	$72,462,503	$78,982,295
Variable Moderate Growth**	26,485,666	29,537,545
Variable Conservative Growth***	69,927,035	75,123,418

*	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $7,511,021 and $7,492,937, respectively.

**	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $2,128,056 and $2,122,937, respectively.

***	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $3,313,467 and $3,305,484, respectively.

During the six months ended June 30, 2017, each Portfolio received securities in lieu of cash proceeds from the sale of its Underlying Fund: ClearBridge Aggressive Growth Fund. Subsequently, the securities were sold. The realized gains and losses from the sale of these securities are noted in the Statements of Operations.

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Variable Growth	$16,116,145	—	$16,116,145
Variable Moderate Growth	4,574,247	—	4,574,247
Variable Conservative Growth	7,852,329	—	7,852,329

4. Derivative instruments and hedging activities

During the six months ended June 30, 2017, the Portfolios did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

Variable Conservative Growth has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees

Variable Growth
Class I†	—	$363

Variable Moderate Growth
Class I†	—	$4

Variable Conservative Growth
Class I†	—	$251
Class II‡	$2	0	*
Total	$2	$251

†	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

‡	For the period June 23, 2017 (inception date) to June 30, 2017 (unaudited).

*	Represents less than $1.

22	QS Variable Asset Allocation Series 2017 Semi-Annual Report

For the six months ended June 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Variable Moderate Growth
Class I†	$13,098

†	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2017	Year Ended December 31, 2016

Variable Growth

Net Investment Income:
Class I†	$145,007	$1,560,009

Net Realized Gains:
Class I†	$2,769,678	$4,085,130

Variable Moderate Growth

Net Investment Income:
Class I†	$20,002	$770,004

Net Realized Gains:
Class I†	$783,813	$502,796

Variable Conservative Growth

Net Investment Income:
Class I†	$220,003	$2,215,010
Class II‡	—	—
Total	$220,003	$2,215,010

†	Effective May 1, 2017, the existing single class shares were renamed Class I shares .
‡	For the period June 23, 2017 (inception date) to June 30, 2017 (unaudited).

7. Shares of beneficial interest

At June 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares, Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each Portfolio were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount

Variable Growth
Class I†
Shares sold	5,275	$79,807	99,260	$1,359,171
Shares issued on reinvestment	189,388	2,914,685	396,402	5,645,139
Shares repurchased	(417,840)	(6,350,557)	(768,464)	(10,790,254)
Net decrease	(223,177)	$(3,356,065)	(272,802)	$(3,785,944)

Variable Moderate Growth
Class I†
Shares sold	2,047	$30,487	13,845	$199,358
Shares issued on reinvestment	52,229	803,815	87,532	1,272,800
Shares repurchased	(202,017)	(3,078,825)	(320,869)	(4,511,219)
Net decrease	(147,741)	$(2,244,523)	(219,492)	$(3,039,061)

QS Variable Asset Allocation Series 2017 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount

Variable Conservative Growth
Class I†
Shares sold	13,638	$209,031	120,328	$1,752,265
Shares issued on reinvestment	13,986	220,003	150,290	2,215,010
Shares repurchased	(390,673)	(5,985,596)	(885,993)	(12,753,526)
Net decrease	(363,049)	$(5,556,562)	(615,375)	$(8,786,251)

Class II‡
Shares sold	4,925	$77,454	—	—
Shares repurchased	(1,052)	(16,522)	—	—
Net increase	3,873	$60,932	—	—

†	Effective May 1, 2017, the existing single class shares were renamed Class I shares .

‡	For the period June 23, 2017 (inception date) to June 30, 2017 (unaudited).

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2017. The following transactions were effected in shares of such Underlying Funds for the six months ended June 30, 2017.

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2017
Variable Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — Legg Mason BW Dynamic Large Cap Value Fund	—	$27,100,000	2,516,249	$446,388	41,447	$8,611	—	—	$816,684	$27,470,296
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$14,042,671	1,040,000	52,685	6,119,252	381,827	1,390,748	—	—	(568,560)	8,394,859
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	13,680,305	8,150,000	512,579	2,060,251	141,327	104,748	—	—	1,941,787	21,711,841
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	6,925,247	60,000	5,231	7,973,087	624,109	(820,875)	—	—	987,840	—
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	17,488,921	1,291,511	180,410	13,324	(410)	—	$88,921	151,518	17,460,029
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	7,221,712	—	—	2,192,325	34,540	5,533,789	—	—	(5,029,387)	—
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	13,106,562	—	—	3,281,400	165,492	393,600	—	—	634,818	10,459,980
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	5,585,511	—	—	5,112,488	572,873	1,129,304	—	—	(473,023)	—
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	5,225,091	6,530,000	159,658	255,361	6,535	9,639	—	—	697,875	12,197,605

24	QS Variable Asset Allocation Series 2017 Semi-Annual Report

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2017
Variable Growth (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	$4,865,613	—	—	$2,535,906	138,899	$2,541,886	—	—	$(2,329,707)	—
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	4,111,923	$630,000	19,836	58,280	1,937	1,720	—	—	506,304	$5,189,947
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	11,054,482	66,327	5,473	10,857,882	960,091	830,554	$66,327	—	(262,927)	—
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	10,991,628	—	—	6,880,900	656,217	4,955,078	—	—	(4,110,728)	—
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	9,906,411	630,000	64,024	9,632,969	1,051,703	456,646	—	—	(903,443)	—
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	—	4,062,776	324,756	—	—	—	12,776	—	22,655	4,085,431
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	736,267	2,252	196	765,356	64,668	(24,517)	2,272	—	26,836	—
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	494,337	643,689	78,687	1,014,669	140,019	137,237	14,052	—	(123,357)	—
Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	—	6,058,538	555,822	—	—	—	18,537	—	22,159	6,080,697
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	2,779,991	—	—	2,867,958	264,761	99,655	—	—	87,967	—
	$110,727,751	$72,462,503		$62,234,882		$16,747,413	$113,964	$88,921	$(7,904,689)	$113,050,685

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2017
Variable Moderate Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — Legg Mason BW Dynamic Large Cap Value Fund	—	$7,350,000	682,451	$277,648	25,780	$7,352	—	—	$216,702	$7,289,054
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$4,044,538	—	—	1,918,795	130,311	646,205	—	—	(423,438)	1,702,304
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	3,371,848	2,460,000	154,839	577,501	37,540	2,499	—	—	513,910	5,768,258
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	2,384,893	—	—	2,712,083	213,127	(269,629)	—	—	327,190	—
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	4,573,496	337,740	69,433	5,091	567	—	$23,496	39,918	4,543,981
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	2,037,365	20,000	89	546,644	9,834	1,652,746	—	—	(1,510,721)	—

QS Variable Asset Allocation Series 2017 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2017
Variable Moderate Growth (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	$4,104,726	$150,000	6,723	$315,398	14,712	$9,602	—	—	$328,632	$4,267,960
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	1,446,119	75,000	6,925	1,215,405	155,245	476,603	—	—	(305,713)	—
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	2,338,456	960,000	23,472	251,572	6,424	8,428	—	—	266,864	3,313,748
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	1,593,639	—	—	879,067	45,493	783,744	—	—	(714,572)	—
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	765,780	390,000	12,280	59,311	2,188	10,689	—	—	90,050	1,186,520
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	3,845,935	22,858	1,886	3,775,668	334,005	289,438	$22,858	—	(93,124)	—
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	2,629,164	—	—	1,380,754	156,965	1,450,198	—	—	(1,248,410)	—
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	2,257,038	—	—	2,051,681	225,029	111,702	—	—	(205,357)	—
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	607,344	3,457,463	276,371	205,617	16,352	(617)	17,463	—	31,007	3,890,198
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	4,451,597	41,143	3,565	3,898,537	393,372	677,939	45,618	—	(594,203)	—
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	771,190	1,037,570	126,596	1,688,216	222,277	138,886	25,915	—	(120,544)	—
Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	—	5,948,136	545,694	119,316	10,944	684	18,136	—	21,346	5,850,166
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	1,496,893	—	—	1,544,635	142,561	53,228	—	—	47,742	—
	$38,146,525	$26,485,666		$23,487,281		$6,050,264	$129,990	$23,496	$(3,332,721)	$37,812,189

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2017
Variable Conservative Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — Legg Mason BW Dynamic Large Cap Value Fund	—	$13,000,000	1,207,057	$48,821	4,533	$1,179	—	—	$396,832	$13,348,011
Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$6,702,590	—	—	5,113,169	355,953	1,891,093	—	—	(1,589,421)	—
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	4,412,624	5,325,000	335,229	650,978	48,396	84,022	—	—	616,658	9,703,304
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	5,924,889	—	—	6,742,927	529,481	(675,764)	—	—	818,038	—

26	QS Variable Asset Allocation Series 2017 Semi-Annual Report

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2017
Variable Conservative Growth (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	—	$9,046,476	668,058	$5	—	$(5)	—	$46,476	$79,193	$9,125,663
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	$3,225,861	—	—	1,716,638	15,429	1,734,200	—	—	(1,509,223)	—
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	6,873,774	2,900,000	129,987	433,559	20,904	21,441	—	—	578,202	9,918,417
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	2,851,731	275,000	25,392	2,331,138	317,878	1,134,791	—	—	(795,593)	—
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	4,520,745	1,760,000	43,034	483,911	12,818	21,089	—	—	495,094	6,291,928
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	2,401,997	—	—	1,007,352	68,570	1,498,857	—	—	(1,394,646)	—
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	2,708,228	—	—	411,158	24,518	363,842	—	—	(60,606)	2,236,464
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	9,469,465	55,355	4,567	9,295,347	822,310	709,492	$55,355	—	(229,473)	—
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	3,692,287	—	—	2,366,601	220,435	1,607,385	—	—	(1,325,686)	—
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	3,473,671	—	—	2,796,124	346,328	531,498	—	—	(677,547)	—
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	8,031,173	9,620,636	769,028	569,901	45,433	(4,901)	120,636	—	208,292	17,290,200
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	20,988,276	500,851	43,664	18,514,711	1,881,517	3,401,102	230,403	—	(2,974,415)	—
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	4,280,627	1,534,502	187,573	5,415,894	718,668	491,714	105,052	—	(399,235)	—
Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	—	25,909,215	2,376,963	54,768	5,014	232	79,215	—	94,683	25,949,131
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	4,085,986	—	—	4,221,625	389,141	137,524	—	—	135,639	—
	$93,643,924	$69,927,035		$62,174,627		$12,948,791	$590,661	$46,476	$(7,533,214)	$93,863,118

9. Capital loss carryforward

As of December 31, 2016, the following Portfolio had the following net capital loss carryforward remaining:

Year of Expiration	Variable Conservative Growth
12/31/2018	$(836,360)

QS Variable Asset Allocation Series 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on each Portfolio’s financial statements and related disclosures.

28	QS Variable Asset Allocation Series 2017 Semi-Annual Report

QS

Variable Asset Allocation Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

QS Variable Asset Allocation Series

QS Variable Growth

QS Variable Moderate Growth

QS Variable Conservative Growth

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

QS Variable Asset Allocation Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Variable Growth, QS Variable Moderate Growth and QS Variable Conservative Growth. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.leggmason.com

©2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

©2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01325 8/17 SR17-3126

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2017